LVIP SSGA Large Cap 100 Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.61%
Aerospace & Defense–3.23%
General Dynamics Corp.	57,751	$ 13,179,356
Northrop Grumman Corp.	30,589	14,123,553
Raytheon Technologies Corp.	136,843	13,401,035
		40,703,944
Air Freight & Logistics–2.15%
CH Robinson Worldwide, Inc.	130,847	13,002,266
FedEx Corp.	61,879	14,138,733
		27,140,999
Automobiles–1.74%
Ford Motor Co.	826,830	10,418,058
General Motors Co.	313,474	11,498,226
		21,916,284
Banks–3.90%
Citigroup, Inc.	246,415	11,554,399
Citizens Financial Group, Inc.	285,818	8,680,293
Huntington Bancshares, Inc.	919,347	10,296,686
KeyCorp	589,258	7,377,510
Regions Financial Corp.	607,823	11,281,195
		49,190,083
Biotechnology–1.55%
Gilead Sciences, Inc.	235,264	19,519,854
		19,519,854
Broadline Retail–0.86%
eBay, Inc.	243,391	10,799,259
		10,799,259
Building Products–1.01%
Johnson Controls International PLC	212,239	12,781,033
		12,781,033
Capital Markets–1.08%
Goldman Sachs Group, Inc.	41,400	13,542,354
		13,542,354
Chemicals–2.75%
Dow, Inc.	217,013	11,896,653
Eastman Chemical Co.	125,964	10,623,804
LyondellBasell Industries NV Class A	129,761	12,183,260
		34,703,717
Communications Equipment–1.06%
Cisco Systems, Inc.	255,180	13,339,534
		13,339,534
Consumer Finance–1.42%
Ally Financial, Inc.	311,269	7,934,247
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
Capital One Financial Corp.	103,032	$ 9,907,557
		17,841,804
Consumer Staples Distribution & Retail–0.81%
Walgreens Boots Alliance, Inc.	296,202	10,242,665
		10,242,665
Containers & Packaging–0.88%
International Paper Co.	307,277	11,080,409
		11,080,409
Diversified REITs–1.07%
WP Carey, Inc.	173,420	13,431,379
		13,431,379
Diversified Telecommunication Services–1.75%
AT&T, Inc.	595,868	11,470,459
Verizon Communications, Inc.	272,845	10,610,942
		22,081,401
Electric Utilities–4.24%
Duke Energy Corp.	129,620	12,504,441
Edison International	207,864	14,673,120
Entergy Corp.	123,460	13,301,581
Evergy, Inc.	212,277	12,974,370
		53,453,512
Electrical Equipment–0.98%
Emerson Electric Co.	142,247	12,395,404
		12,395,404
Electronic Equipment, Instruments & Components–1.02%
Corning, Inc.	363,232	12,814,825
		12,814,825
Entertainment–0.17%
†Warner Bros Discovery, Inc.	143,812	2,171,561
		2,171,561
Financial Services–1.48%
Fidelity National Information Services, Inc.	144,330	7,841,449
Global Payments, Inc.	103,135	10,853,927
		18,695,376
Food Products–5.67%
Conagra Brands, Inc.	430,784	16,180,247
J M Smucker Co.	105,875	16,661,549
Kellogg Co.	225,480	15,098,141
Kraft Heinz Co.	360,313	13,933,304
Tyson Foods, Inc. Class A	161,164	9,560,248
		71,433,489
LVIP SSGA Large Cap 100 Fund–1

LVIP SSGA Large Cap 100 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–1.84%
Cooper Cos., Inc.	33,834	$ 12,632,262
Medtronic PLC	130,965	10,558,399
		23,190,661
Health Care Providers & Services–5.03%
Cigna Group	57,463	14,683,520
CVS Health Corp.	128,984	9,584,801
Elevance Health, Inc.	29,408	13,522,092
Laboratory Corp. of America Holdings	51,318	11,773,376
Quest Diagnostics, Inc.	98,029	13,869,143
		63,432,932
Health Care REITs–0.78%
Ventas, Inc.	226,830	9,833,081
		9,833,081
Hotels, Restaurants & Leisure–1.29%
Darden Restaurants, Inc.	105,028	16,296,144
		16,296,144
Household Durables–3.70%
DR Horton, Inc.	176,407	17,233,200
Garmin Ltd.	119,006	12,010,085
Lennar Corp. Class A	165,852	17,432,704
		46,675,989
Industrial Conglomerates–0.78%
3M Co.	93,543	9,832,305
		9,832,305
Insurance–4.25%
Allstate Corp.	100,312	11,115,573
American International Group, Inc.	220,366	11,097,632
F&G Annuities & Life, Inc.	19,444	352,325
Fidelity National Financial, Inc.	280,779	9,807,610
MetLife, Inc.	198,096	11,477,682
Prudential Financial, Inc.	116,663	9,652,697
		53,503,519
IT Services–1.86%
Cognizant Technology Solutions Corp. Class A	152,582	9,296,821
International Business Machines Corp.	107,620	14,107,906
		23,404,727
Life Sciences Tools & Services–0.93%
†Bio-Rad Laboratories, Inc. Class A	24,550	11,759,941
		11,759,941
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery–4.40%
Caterpillar, Inc.	62,700	$ 14,348,268
Cummins, Inc.	66,461	15,876,204
PACCAR, Inc.	234,515	17,166,498
Stanley Black & Decker, Inc.	100,424	8,092,166
		55,483,136
Media–1.55%
Comcast Corp. Class A	297,623	11,282,888
Paramount Global Class B	367,707	8,203,543
		19,486,431
Metals & Mining–1.41%
Steel Dynamics, Inc.	156,925	17,741,940
		17,741,940
Multi-Utilities–1.16%
Consolidated Edison, Inc.	152,266	14,567,288
		14,567,288
Office REITs–0.72%
Alexandria Real Estate Equities, Inc.	72,597	9,117,457
		9,117,457
Oil, Gas & Consumable Fuels–5.57%
Chevron Corp.	83,643	13,647,192
Kinder Morgan, Inc.	760,578	13,317,721
Marathon Petroleum Corp.	170,955	23,049,863
Valero Energy Corp.	144,271	20,140,231
		70,155,007
Pharmaceuticals–4.41%
Bristol-Myers Squibb Co.	192,398	13,335,105
Merck & Co., Inc.	173,023	18,407,917
Pfizer, Inc.	265,016	10,812,653
Royalty Pharma PLC Class A	361,334	13,018,864
		55,574,539
Professional Services–1.76%
Leidos Holdings, Inc.	129,333	11,906,396
SS&C Technologies Holdings, Inc.	181,197	10,232,195
		22,138,591
Retail REITs–1.94%
Kimco Realty Corp.	577,329	11,275,235
Realty Income Corp.	208,614	13,209,439
		24,484,674
Semiconductors & Semiconductor Equipment–11.07%
Analog Devices, Inc.	84,325	16,630,577
Applied Materials, Inc.	100,413	12,333,729
Intel Corp.	269,678	8,810,380
KLA Corp.	38,079	15,199,994
Lam Research Corp.	24,994	13,249,819

LVIP SSGA Large Cap 100 Fund–2

LVIP SSGA Large Cap 100 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc.	178,193	$ 10,752,166
NXP Semiconductors NV	72,842	13,583,212
†Qorvo, Inc.	106,471	10,814,259
Skyworks Solutions, Inc.	100,534	11,861,001
Teradyne, Inc.	113,432	12,195,074
Texas Instruments, Inc.	75,556	14,054,172
		139,484,383
Software–1.18%
†VMware, Inc. Class A	118,590	14,805,961
		14,805,961
Specialized REITs–1.33%
VICI Properties, Inc.	512,606	16,721,208
		16,721,208
Specialty Retail–1.52%
Advance Auto Parts, Inc.	64,768	7,876,436
Best Buy Co., Inc.	143,807	11,255,774
		19,132,210
Technology Hardware, Storage & Peripherals–1.86%
Hewlett Packard Enterprise Co.	817,037	13,015,400
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
†Western Digital Corp.	275,387	$ 10,373,828
		23,389,228
Textiles, Apparel & Luxury Goods–0.45%
VF Corp.	247,478	5,669,721
		5,669,721
Total Common Stock (Cost $1,175,761,881)		1,255,159,959

MONEY MARKET FUND–0.23%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.70%)	2,918,704	2,918,704
Total Money Market Fund (Cost $2,918,704)		2,918,704

TOTAL INVESTMENTS–99.84% (Cost $1,178,680,585)	1,258,078,663
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	2,019,264
NET ASSETS APPLICABLE TO 104,735,782 SHARES OUTSTANDING–100.00%	$1,260,097,927

† Non-income producing.

The following futures contracts were outstanding at March 31, 2023:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
26	E-mini S&P 500 Index	$5,379,075	$5,136,215	6/16/23	$242,860	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2023.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP SSGA Large Cap 100 Fund–3

LVIP SSGA Large Cap 100 Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Large Cap 100 Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Large Cap 100 Fund–4

LVIP SSGA Large Cap 100 Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,255,159,959	$—	$—	$1,255,159,959
Money Market Fund	2,918,704	—	—	2,918,704
Total Investments	$1,258,078,663	$—	$—	$1,258,078,663
Derivatives:

Assets:
Futures Contract	$242,860	$—	$—	$242,860
There were no Level 3 investments at the beginning or end of the period.
3. Subsequent Events
Effective April 11, 2023, Franklin Advisers Inc. replaced SSGA Funds Management, Inc. as subadviser to the Fund and the Fund’s name changed to LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund.
LVIP SSGA Large Cap 100 Fund–5